INVESTMENTS - Special Purpose Entities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Associates and joint ventures
Investment Value	R$ 28,708,364	R$ 26,531,534
STN | Chesf 1 | Chesf 1
Associates and joint ventures
Ownership percentage	49.00%
STN | Chesf 1 | Alusa | Chesf 1
Associates and joint ventures
Investment Value	R$ 216,741
STN | Chesf 2 | Chesf 2
Associates and joint ventures
Sharehoiding (in percent)	19.50%
MANAUS CONSTRUCAO | Chesf | Chesf
Associates and joint ventures
Sharehoiding (in percent)	20.00%
MANAUS CONSTRUCAO | Eletronorte | Eletronorte
Associates and joint ventures
Sharehoiding (in percent)	30.00%
Investment Value	R$ 33,272
ESBR | Eletrosul | Eletrosul
Associates and joint ventures
Sharehoiding (in percent)	20.00%
Investment Value	R$ 3,297,140
TDG Transmissora Delmiro Gouveia | Chesf 1 | Chesf 1
Associates and joint ventures
Sharehoiding (in percent)	49.00%
Investment Value	R$ 27,309
TDG Transmissora Delmiro Gouveia | Chesf 2 | Chesf 2
Associates and joint ventures
Sharehoiding (in percent)	15.00%
Norte Energia S.A. | Eletronorte | Eletronorte
Associates and joint ventures
Sharehoiding (in percent)	19.98%
Investment Value	R$ 4,091,913
Norte Energia S.A. | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	15.00%
Enerpeixe S.A. | Furnas | Furnas
Associates and joint ventures
Ownership percentage	40.00%
Investment Value	R$ 292,002
Norte Brasil Transmissora de Energia S.A. | Eletronorte | Eletronorte
Associates and joint ventures
Sharehoiding (in percent)	49.00%
Investment Value	R$ 1,046,172
Fronteira Oeste Transmissora de Energia S.A. | Eletrosul | Eletrosul
Associates and joint ventures
Sharehoiding (in percent)	51.00%
Investment Value	R$ 10,573
Amapari Energia S.A. | Eletronorte | Eletronorte
Associates and joint ventures
Sharehoiding (in percent)	49.00%
CHAPECOENSE | Furnas | Furnas
Associates and joint ventures
Ownership percentage	40.00%
Investment Value	R$ 389,981
Serra do Facao Energia S.A. | Furnas | Furnas
Associates and joint ventures
Sharehoiding (in percent)	49.47%
Investment Value	R$ 26,212
RETIRO BAIXO | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 124,386
Baguari | Furnas | Furnas
Associates and joint ventures
Ownership percentage	30.61%
Investment Value	R$ 65,289
Transenergia Renovavel S.A. (Transenergia) | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 154,498
Interligacao Eletrica Garanhuns S.A. | Chesf | Chesf
Associates and joint ventures
Investment Value	R$ 356,302
Interligacao Eletrica Garanhuns S.A. | Chesf 1 | Chesf
Associates and joint ventures
Ownership percentage	49.00%
LIVRAMENTO | Eletrosul | Eletrosul
Associates and joint ventures
Ownership percentage	59.00%
TSBE - Transmissora Sul Brasileira de Energia S.A. | Eletrosul | Eletrosul
Associates and joint ventures
Ownership percentage	80.00%
Investment Value	R$ 257,441
TSLE - Transmissora Sul Litoranea de Energia S.A. | Eletrosul | Eletrosul
Associates and joint ventures
Sharehoiding (in percent)	51.00%
Investment Value	R$ 198,174
MARUMBI | Eletrosul | Eletrosul
Associates and joint ventures
Ownership percentage	20.00%
Investment Value	R$ 21,335
Costa Oeste Transmissora de Energia | Eletrosul | Eletrosul
Associates and joint ventures
Ownership percentage	49.00%
Sharehoiding (in percent)	24.72%
Investment Value	R$ 32,327
TELES PIRES PARTICIPACOES | Furnas | Furnas
Associates and joint ventures
Ownership percentage	24.72%
Investment Value	R$ 764,559
Construtora Integracao | Eletronorte | Eletronorte
Associates and joint ventures
Sharehoiding (in percent)	49.00%
Investment Value	R$ 23,860
Transnorte Energia S.A. | Eletronorte | Eletronorte
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 148,453
Goias Transmissao S.A. | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 181,481
Madeira Energia S.A. (MESA) | Furnas | Furnas
Associates and joint ventures
Ownership percentage	39.00%
Investment Value	R$ 2,077,575
MGE TRANSMISSAO | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 115,039
Triangulo Mineiro Transmissora | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 163,637
Paranaiba Transmissora de Energia S.A. | Furnas | Furnas
Associates and joint ventures
Ownership percentage	24.50%
Investment Value	R$ 160,191
Central Eolica Famosa I | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 738
Central Eolica Pau Brasil | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 692
Central Eolica Rosada | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 1,115
Central Eolica de Sao Paulo | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 765
Vale do Sao Bartolomeu | Furnas | Furnas
Associates and joint ventures
Ownership percentage	39.00%
Investment Value	R$ 123,131
Punau I | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 1,744
Carnauba I | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 1,985
Carnauba II | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 1,972
Carnauba III | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 1,375
Carnauba V | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 2,283
Cervantes I | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 1,416
Cervantes II | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 991
Bom Jesus | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 1,031
Cachoeira | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 1,050
Pitimbu | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 1,454
Sao Caetano I | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 1,058
Sao Caetano | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 1,260
Sao Galvao | Eletronorte | Eletronorte
Associates and joint ventures
Ownership percentage	24.50%
Sao Galvao | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 1,211
SINOP | Chesf | Chesf
Associates and joint ventures
Sharehoiding (in percent)	24.50%
Investment Value	R$ 716,939
TIJOA PARTICIPACOES E INVESTIMENTOS S.A. | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.90%
Investment Value	R$ 10,067
TIJOA PARTICIPACOES E INVESTIMENTOS S.A. | Furnas | CWEI (Brasil) Participacoes | CWEI (Brasil) Participacoes
Associates and joint ventures
Investment Value	R$ 649,731
Sao Manoel | Furnas | Furnas
Associates and joint ventures
Sharehoiding (in percent)	33.33%
Transenergia Sao Paulo S.A. | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Investment Value	R$ 93,433
Mata de Sta. Genebra Transmissora | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.90%
Investment Value	R$ 459,169
ENERGIA OLIMPICA S.A. | Furnas
Associates and joint ventures
Ownership percentage	19.60%
ENERGIA OLIMPICA S.A. | Furnas | Furnas
Associates and joint ventures
Ownership percentage	49.90%
Investment Value	R$ 1,244
Inambari Geracao de Energia (Igesa) | Eletronorte | Eletronorte
Associates and joint ventures
Sharehoiding (in percent)	24.50%
Inambari Geracao de Energia (Igesa) | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	29.40%
Investment Value	R$ 5
Belo Monte Transmissora de Energia | Furnas
Associates and joint ventures
Investment Value	R$ 1,638,460
Belo Monte Transmissora de Energia | Furnas | Furnas
Associates and joint ventures
Sharehoiding (in percent)	24.50%
CSE Energia | Furnas
Associates and joint ventures
Investment Value	R$ 1,244
CSE Energia | Furnas | Furnas
Associates and joint ventures
Sharehoiding (in percent)	49.90%
EAPSA - Energetica Aguas da Pedra S.A. | Chesf | Chesf
Associates and joint ventures
Sharehoiding (in percent)	24.50%
Investment Value	R$ 224,668
EAPSA - Energetica Aguas da Pedra S.A. | Eletronorte | Eletronorte
Associates and joint ventures
Sharehoiding (in percent)	24.50%
Rouar | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Ownership percentage	50.00%
Investment Value	R$ 105,413
CEB Lajeado | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	40.07%
Investment Value	R$ 49,153
LAJEADO ENERGIA | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	40.07%
Investment Value	R$ 64,103
Paulista Lajeado | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	40.07%
Investment Value	R$ 30,436
AES Tiete | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	7.94%
Investment Value	R$ 398,161
Companhia Energetica de Brasilia - CEB
Associates and joint ventures
Investment Value	R$ 8,339
Companhia Energetica de Brasilia - CEB | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	2.10%
CEEE-D | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	32.59%
Companhia Estadual de Energia Eletrica - CEEE-GT | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	32.59%
Investment Value	R$ 867,687
Centrais Eletricas de Santa Catarina - CELESC
Associates and joint ventures
Investment Value	R$ 112,396
Centrais Eletricas de Santa Catarina - CELESC | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	10.75%
Centrais Eletricas do ParA - CELPA
Associates and joint ventures
Investment Value	R$ 38,556
Centrais Eletricas do ParA - CELPA | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	0.99%
Companhia Energetica de Pernambuco - CELPE | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	1.56%
Investment Value	R$ 18,258
Companhia Energetica do Maranhao Sao Luis - CEMAR | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	33.55%
Investment Value	R$ 821,010
ENERGISA MT
Associates and joint ventures
Investment Value	R$ 395,927
ENERGISA MT | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	22.01%
Companhia Energetica de Sao Paulo - CESP
Associates and joint ventures
Ownership percentage	2.05%
Investment Value	R$ 133,709
Duke Energy Gereracao | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	0.47%
Investment Value	R$ 17,551
Companhia Energetica do Ceara - COELCE | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	7.06%
Investment Value	R$ 270,825
Companhia Paranaense de Energia - COPEL | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	0.56%
Investment Value	R$ 32,759
CTEEP | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Ownership percentage	35.39%
Investment Value	R$ 3,485,985
EMAE | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Ownership percentage	39.02%
Investment Value	R$ 331,556
ENERGISA | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Ownership percentage	2.31%
Investment Value	R$ 218,432
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A. | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	1.25%
Investment Value	R$ 34,264
EDP - Energias do Brasil S.A. | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	0.31%
Investment Value	R$ 25,491
CPFL Energia | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	0.18%
Mangue Seco 2 | Eletrobras Distribuicao Piaui S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Sharehoiding (in percent)	49.00%
Investment Value	R$ 18,594